Broadcasting Rights, Net of Rights Exercised (Tables)	12 Months Ended
Dec. 31, 2018
Broadcast Rights, Net of Rights Exercised [Abstract]
Schedule of broadcasting rights net of rights exercised
	December 31
	2017	2018
	NIS	NIS

Cost	797	1,010
Less rights exercised	(343)	(547)
Impairment loss (see Note 9)	-	(403)

Total	454	60